Income tax expense - Summary of income tax expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Current income tax expense	₩ 1,301,802	₩ 1,663,188	₩ 1,498,819
Temporary differences	493,026	(397,017)	(322,279)
Income tax recognized in other comprehensive income	(307,868)	344,941	294,496
Income tax expenses	₩ 1,486,960	₩ 1,611,112	₩ 1,471,036